SUBSEQUENT EVENTS (Details Narrative) - USD ($)					6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 24, 2024	Jul. 18, 2024	Jan. 18, 2024	Oct. 14, 2022	Jun. 30, 2024	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Aug. 17, 2024	May 16, 2024	Apr. 08, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Purchase amount							$ 750,000	$ 10,291,674
Original issue discount												12.00%
Debt term					5 years		5 years
Line of credit												$ 5,000,000
Long term line of credit												$ 5,000,000
Greens Natural Foods, Inc. [Member]
Subsequent Event [Line Items]
Number of shares issued						2,000
Promissory Notes [Member]
Subsequent Event [Line Items]
Face amount				$ 3,000,000
Original issue discount				6.00%
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Face amount					$ 1,889,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of building	$ 695,000
Line of credit									$ 5,000,000
Long term line of credit										$ 5,000,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Share price			$ 10
Subsequent Event [Member] | Common Class A [Member] | Bridge Warrant Shares [Member]
Subsequent Event [Line Items]
Warrant purchase											1,888,889
Subsequent Event [Member] | Common Class A [Member] | IPO [Member]
Subsequent Event [Line Items]
Aggregate subscription price			$ 1,700,000
Number of shares issued			188,889
Subsequent Event [Member] | First Anniversary [Member]
Subsequent Event [Line Items]
Proceeds from long term debt		$ 1,125,000
Subsequent Event [Member] | Second Anniversary [Member]
Subsequent Event [Line Items]
Proceeds from long term debt		1,875,000
Subsequent Event [Member] | Purchase Agreement [Member] | Healthy Choice Markets VILLC [Member]
Subsequent Event [Line Items]
Purchase amount		7,300,000
Subsequent Event [Member] | Purchase Agreement [Member] | Healthy Choice Markets VILLC [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Purchase amount		1,825,000
Subsequent Event [Member] | Loan And Security Agreement [Member]
Subsequent Event [Line Items]
Face amount		$ 7,500,000
Original issue discount		12.00%
Subsequent Event [Member] | Loan And Security Agreement [Member] | Healthy Choice Markets VILLC [Member]
Subsequent Event [Line Items]
Face amount		$ 7,500,000
Original issue discount		12.00%
Debt term		3 years
Acquisition percentage		10.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Original issue discount			10.00%
Aggregate subscription price			$ 1,900,000
Accrued interest rate			10.00%
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Greens Natural Foods, Inc. [Member]
Subsequent Event [Line Items]
Asset acquisition consideration transferred				$ 5,142,000
Asset acquisition consideration transferred liability				$ 3,000,000